Related Party Transactions (FY) (Details) - USD ($)				1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 15, 2021	Mar. 02, 2021	Jan. 12, 2021	Oct. 28, 2021	Feb. 28, 2021	Feb. 22, 2021	Mar. 31, 2022	Dec. 31, 2021	Aug. 18, 2021
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			$ 300,000
Administrative service fee								$ 101,740
Office space and administrative services							$ 10,000	10,000
Converted amount							1,500,000	1,500,000
Working capital loans				$ 1,500,000				1,500,000
Capital amount						$ 160,000,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount									$ 1,500,000
Working capital loans								1,500,000
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Administrative service fee							$ 125,043	$ 95,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Dividend share (in Dollars per share)	$ 0.2
Common stock, shares outstanding (in Shares)	8,625,000
Common stock, shares issued (in Shares)	8,545,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor transferred (in Shares)					20,000
Sponsor holding (in Shares)					7,107,500
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of ordinary shares (in Shares)		17,300,000				13,000,000
Purchase price		$ 173,000,000				$ 130,000,000
Purchase price per unit (in Dollars per share)		$ 10.00				$ 10.00
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination warrants per share (in Dollars per share)							$ 1.50	$ 1.50
Business Combination [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Description of business combination							On October 20, 2021, the Company received (i) an allocation notice from the Sponsor and Dynamo Master Fund committing to purchase 16,000,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $160,000,000, or $10.00 per unit and (ii) an allocation notice from Beauty Ventures committing to purchase 17,300,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $173,000,000, or $10.00 per unit.	On October 20, 2021, the Company received (i) an allocation notice from the Sponsor and Dynamo Master Fund committing to purchase 16,000,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $160,000,000, or $10.00 per unit and (ii) an allocation notice from Beauty Ventures committing to purchase 17,300,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $173,000,000, or $10.00 per unit.
Business Combination [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Description of business combination							The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Class B ordinary shares or Class A ordinary shares received upon conversion thereof until the earlier of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.	The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Class B ordinary shares or Class A ordinary shares received upon conversion thereof until the earlier of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Founder Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)			7,187,500
Aggregate of purchase price			$ 25,000